Segmented Information	12 Months Ended
Dec. 31, 2022
Segmented Information [Abstract]
SEGMENTED INFORMATION
27.	SEGMENTED INFORMATION

The Company is domiciled in Canada, and it operates and produces its income primarily in Israel, Europe and North America. The Company operates as a single segment being the sale of cellular-based communications products.

The Company’s entity-wide disclosures include disaggregated information about product sales, geographical areas, and major customers (Note 28).

Geographical area information is shown below:

External revenues by Geography
(in thousands)	2022	2021	2020

USA	$3,839	$2,738	$2,679
Canada	1,274	1,656	1,691
EMEA	1,322	3,090	1,465
Australia	47	61	155
Total	$6,482	$7,545	$5,990

Non-current asset geographic area information is shown below:

(in thousands)	2022	2021

Long-term receivable total	$150	$168
Canada	-	-
EMEA	150	168

Right of use asset total	$880	$1,078
Canada	170	188
EMEA	710	890

Equipment total	$207	$268
Canada	-	34
EMEA	207	234

Intangibles total	$6,988	$4,351
Canada	-	94
EMEA	6,988	4,257

Product information is shown below:

Revenue by product line
(in thousands)	2022	2021	2020
Cellular boosters and related accessories	$2,558	$4,235	$2,666
Rugged devices and related accessories	3,924	3310	3324
Total	$6,482	$7,545	$5,990